Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate	6 Months Ended
Apr. 30, 2023 $ / shares
April 30, 2023 [Member]
Intercompany Foreign Currency Balance [Line Items]
Period End	6.912
Average	$ 6.927
October 31, 2022 [Member]
Intercompany Foreign Currency Balance [Line Items]
Period End	7.3003
Average	$ 6.6105
April 30, 2022 [Member]
Intercompany Foreign Currency Balance [Line Items]
Period End	6.6085
Average	$ 6.3894